Impairment Charges and Reversals - Crude Oil and Forward Crack Spreads (Details) - $ / bbl	Dec. 31, 2021	Sep. 30, 2020
West Texas Intermediate | Not later than two years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	68.78	36.36
West Texas Intermediate | Not later than two years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	72.83	50.84
West Texas Intermediate | Later than two years and not later than four years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	66.76	49.66
West Texas Intermediate | Later than two years and not later than four years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	69.45	58.74
WTI-WTS | Not later than two years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	0	0.37
WTI-WTS | Not later than two years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	0.01	1.73
WTI-WTS | Later than two years and not later than four years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.06)	1.21
WTI-WTS | Later than two years and not later than four years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	(0.06)	1.81
WTI-WCS | Not later than two years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	13.54
WTI-WCS | Not later than two years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	13.67
WTI-WCS | Later than two years and not later than four years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	13.75
WTI-WCS | Later than two years and not later than four years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	14.30
Chicago 3-2-1 Crack Spreads (WTI) | Not later than two years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	14.87
Chicago 3-2-1 Crack Spreads (WTI) | Not later than two years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	18.44
Chicago 3-2-1 Crack Spreads (WTI) | Later than two years and not later than four years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	14.68
Chicago 3-2-1 Crack Spreads (WTI) | Later than two years and not later than four years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	16.81
Group 3 3-2-1 Crack Spreads (WTI) | Not later than two years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	15.33	11.56
Group 3 3-2-1 Crack Spreads (WTI) | Not later than two years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	18.97	13.23
Group 3 3-2-1 Crack Spreads (WTI) | Later than two years and not later than four years | Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	14.82	11.79
Group 3 3-2-1 Crack Spreads (WTI) | Later than two years and not later than four years | Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used to Determine Future Cash Flows	16.98	16.58